PROPERTY, EQUIPMENT AND SOFTWARE, NET (Details) - Schedule of property, equipment and software, net - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Total property and equipment	¥ 188,340	¥ 171,131	¥ 163,468
Accumulated depreciation and amortization	(95,655)	(104,284)	(79,147)
Impairment loss for technology of discontinued online lending information services	(23,296)	(23,296)	(20,925)
Property, equipment, net	69,389	43,551	63,396
Office building [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	51,142	19,525	19,470
Computer and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	60,402	58,351	57,856
Furniture and office equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	13,895	10,386	10,065
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	9,339	28,377	30,069
Software [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	¥ 53,563	¥ 54,492	¥ 46,008